Investment Objectives and Goals	Nov. 01, 2025
Potomac Managed Volatility Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Potomac Managed Volatility Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Potomac Managed Volatility Fund (the “Fund”) seeks total return.
Potomac Tactical Rotation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Potomac Tactical Rotation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Potomac Tactical Rotation Fund (the “Fund”) seeks growth and income.
Potomac Tactical Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Potomac Tactical Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Potomac Tactical Opportunities Fund (the “Fund”) seeks long-term capital appreciation.
Potomac Defensive Bull Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Potomac Defensive Bull Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Potomac Defensive Bull Fund (the “Fund”) seeks long-term capital appreciation.